INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities		$ 59
Opening balance - assets	$ 113
Net income statement movement	212	(24)
Held for sale	(46)	91
Other movements	(41)	(13)
Ending balance - assets	238	113
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(100)	(274)
Net income statement movement	(45)	31
Held for sale	35	101
Other movements	28	42
Ending balance - liabilities	(82)	(100)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities		(14)
Opening balance - assets	(36)
Net income statement movement	59	33
Held for sale	(13)	19
Other movements	(23)	(2)
Ending balance - assets	59	(36)
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	32	43
Net income statement movement	(20)	7
Held for sale	7	(15)
Other movements	2	(3)
Ending balance - assets	21	32
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	17	28
Net income statement movement	7	2
Held for sale	(7)	(6)
Other movements	(2)	(7)
Ending balance - assets	15	17
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	90	140
Net income statement movement	32	8
Held for sale	(65)	(24)
Other movements	(21)	(34)
Ending balance - assets	36	90
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(98)	(60)
Net income statement movement	69	(39)
Held for sale	0	0
Other movements	0	1
Ending balance - liabilities	(29)	(98)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	2,626	2,221
Net income statement movement	41	34
Held for sale	(3)	1
Other movements	(64)	370
Ending balance - assets	2,600	2,626
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(2,498)	(2,025)
Net income statement movement	57	(88)
Held for sale	0	0
Other movements	46	(385)
Ending balance - liabilities	(2,395)	(2,498)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	8	0
Net income statement movement	12	(12)
Held for sale	0	15
Other movements	(7)	5
Ending balance - assets	$ 13	$ 8